Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Repayment schedule [Abstract]
Project debt	$ 4,438,261	$ 4,553,052
Remainder of 2023 [Member]
Repayment schedule [Abstract]
Interest payment	14,982
Nominal repayment	166,836
Between January and June 2024 [Member]
Repayment schedule [Abstract]
Project debt	136,038
Between July and December 2024 [Member]
Repayment schedule [Abstract]
Project debt	165,148
2023 [Member]
Repayment schedule [Abstract]
Interest payment		15,053
Nominal repayment		311,481
2024/2025 [Member]
Repayment schedule [Abstract]
Project debt	322,667	323,731
2025/2026 [Member]
Repayment schedule [Abstract]
Project debt	349,716	442,920
2026/2027 [Member]
Repayment schedule [Abstract]
Project debt	496,189	358,444
2027 [Member]
Repayment schedule [Abstract]
Project debt		504,954
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 2,786,685	$ 2,596,469